Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

23. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	2014	2013	2012
Supplementary cash flow information:
Cash paid for interest	$379,978	$374,648	$349,415
Cash paid for income taxes(1)	$689,954	$542,625	$552,711
Cash inflow for income taxes from stock option exercises(2)	$8,529	$8,882	$21,008

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,505,027)	$(417,669)	$(2,519,189)
Liabilities assumed	450,808	31,335	241,342
Noncontrolling interest subject to put provisions	95,015	15,460	123,210
Noncontrolling interest	328,997	9,104	104,947
Pending payments for purchase considerations	18,253	66,917	6,624
Cash paid	(1,611,954)	(294,853)	(2,043,066)
Less cash acquired	132,433	6,858	173,278
Net cash paid for acquisitions	(1,479,521)	(287,995)	(1,869,788)
Cash paid for investments	(274,913)	(195,921)	(387)
Cash paid for intangible assets	(24,624)	(11,809)	(8,733)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(1,779,058)	$(495,725)	$(1,878,908)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the twelve-month periods ending December 31, 2014, 2013 and 2012 was $4,056, $3,897 and $13,668, respectively.